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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2009 through May 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Opportunity Fund

--------------------------------------------------------------------------------
Semiannual Report | May 31, 2010
--------------------------------------------------------------------------------


Ticker Symbols:

Class A   PEOFX
Class B   PEOBX
Class C   PEOCX




[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               13
Schedule of Investments                                                       15
Financial Statements                                                          24
Notes to Financial Statements                                                 31
Trustees, Officers and Service Providers                                      38


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     3

Portfolio Management Discussion | 5/31/10

Over the six months ended May 31, 2010, investors treated high- and low-quality stocks more or less alike, complicating the Pioneer Equity Opportunity Fund's efforts to find good quality stocks at advantageous valuations. In the following interview, portfolio manager Timothy Horan reviews the six-month period and describes some of the investment decisions that affected the Fund's performance.

Q Please describe the investment environment over the six-month period ended May 31, 2010.

A Despite slow but steady economic growth and frequent reports of strong earnings, the market's trend was erratic, rising and falling with developments both at home and overseas. Positive influences included solidifying consumer confidence and a strong U.S. dollar. Doubt over the ability of some European nations to repay debt, however, set off tremors in the spring. In addition, China has been attempting to rein in its explosive growth in order to combat inflation. A deceleration of growth in China could mean reduced demand for industrial commodities and other goods.

Q  How did the Fund perform over the six months ended May 31, 2010?

A Pioneer Equity Opportunity Fund's Class A shares had a total return of 9.94% at net asset value over the six months ended May 31, 2010, while the Fund's benchmark, the Russell 2500 Index (the Russell Index), returned 13.50%.
   Over the same period, the average return of the 844 Funds in Lipper's Multi Cap Core category was 2.08%.

Q Against the investment background over the six months ended May 31, 2010, which of the Fund's strategies or holdings had beneficial impacts on its performance?

A In a market that favored more cyclical sectors, investors showed little interest in consumer staples companies, causing that sector to underperform. Nevertheless, the Fund enjoyed strong results from personal products makers Estee Lauder and Alberto Culver, as well as McCormick, makers of spices and other food products. The Fund's weighting in the sector is far greater than that of the Russell Index. We believe that investors will either return to the consumer staples sector later in the economic cycle or view it as a defensive haven in any new slowdown.

   We have been taking profits from the Fund's holding in True Religion Apparel, which prospered throughout the economic downturn. Aggressive marketing, including raising prices to enhance the exclusive appeal of its


4    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10
   high-end jeans, boosted the firm's results. True Religion is also debt-free and continues to refine its inventory and manufacturing processes. Hibbet Sportswear, another contributor to the Fund's performance during the six-month period, has grown through extensive community involvement in the rural areas it serves. Limited Brands, owners of Victoria's Secret and other fashion brands, rebounded sharply following a redesign of its inefficient inventory management systems. Limited is now leaner and more closely attuned to shifting consumer preferences.

   Wyndham Worldwide, owners of several hotel chains, rose sharply during the six-month period thanks to resurgent room rates and occupancy. Wyndham also used a novel approach to timeshare sales, working with developers in Florida to install and manage timeshare units in distressed properties without tying up its own capital.

   Cooper Tire rose slightly; we anticipate high demand for replacement tires following several quarters of deferred purchases during the recession. The Fund also took solid profits in Ford Motor.

   Our contrarian decision to expand the Fund's weightings in energy was very beneficial to performance during the period. Companies extracting oil and gas from shale deposits -- including Southwest Energy, Concho and oilfield services provider Newpark Resources -- contributed significantly to performance.

Q Which stocks or strategies hurt the Fund's performance results over the six months ended May 31, 2010?

A Only about half of the Fund's holdings appear in the Russell Index, which accounts for some of the underperformance the Fund experienced relative to the benchmark during the six-month period. In addition, much of the Russell Index's strength came from smaller, debt-burdened companies that do not meet our standards for strength and stability.

   The financials sector was the Fund's weakest over the past six months. Although banks have been successfully recapitalized, they are finding it difficult to put that capital to work. Corporations, having strengthened their own balance sheets, are reluctant to borrow, nor are they committing to capital expenditures amid the shaky economic recovery. Among specialty firms in the sector, we reduced the Fund's exposure to Lazard, an advisory and management firm, as investors reacted negatively to key management decisions, causing the stock to fall. With the impact of Washington's proposed financial regulation overhaul still unclear, we trimmed back the Fund's holdings in the sector, leaving it underweight in financials compared to the Russell Index.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     5

   The Fund's underweight position compared to the benchmark in health care, a weak sector during the six-month period, should have benefited performance results, but a decline in Inverness Medical Innovations more than offset the Fund's weighting advantage. After a good first quarter, Inverness, which makes lab tests for the flu and other diseases, fell when flu incidence in the southern hemisphere came in below forecasts.

   An anticipated rebound in the sector's stocks in the wake of new health care legislation passed in March failed to materialize, leaving Aetna, among others, to languish as investors migrated from health care to other sectors. Allergan, a specialty pharmaceutical company, and medical device makers Abiomed and Covidien, also detracted from the Fund's results.

   We sold Covidien in order to commit more of the Fund's resources to biotech. We believe biotechnology offers good growth potential and generally falls outside the focus of regulatory efforts. Because biotech stocks can be very volatile, we have diversified the Fund's holdings among several small companies that are working on novel drugs. During the six-month period, the Fund took profits in Thermo Fischer Scientific, makers of analytical and diagnostic equipment, as shares moved higher.

Q What is your outlook for upcoming quarters and how are you positioning the Fund?

A The economy seems likely to inch forward for the remainder of this year, but 2011 presents a cloudier picture. The pace of the economic recovery is running well below historic norms and high unemployment is a continuing concern. Fiscal problems in Europe as well as China's apparent slowdown could sap global demand further. At home, both the trend toward more regulation and the pending expiration of Bush-era tax cuts are weighing on the market. Higher taxes would eat into consumer spending, a key driver of the economy, while causing corporations to rethink expansion plans. As a result, we have been transitioning the Fund's portfolio to a more cautious profile. Our bias is always toward higher-quality issues, as we believe that over time better-quality companies will deliver better returns. We have also expanded the Fund's portfolio to encompass more companies with prospects for sustainable growth and positive characteristics -- factors that we believe are not reflected in their stock prices.

Please refer to the Schedule of Investments on pages 15-23 for a full listing of Fund securities.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of


6    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10
fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     7

Portfolio Summary | 5/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                          92.2%
Temporary Cash Investments                   7.4%
Exchange Traded Fund                         0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                  23.4%
Industrials                                 15.8%
Consumer Discretionary                      14.4%
Information Technology                      12.5%
Consumer Staples                             8.3%
Health Care                                  7.8%
Energy                                       7.4%
Materials                                    5.1%
Utilities                                    4.0%
Telecommunication Services                   1.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

    1.    Southwestern Energy Co.                                          2.52%
    2.    KBR, Inc.                                                        2.27
    3.    Lazard, Ltd.                                                     2.03
    4.    Columbia Banking System, Inc.                                    2.03
    5.    Temple-Inland, Inc.                                              1.94
    6.    Cedar Shopping Centers, Inc.                                     1.87
    7.    Alberto-Culver Co. (Class B)                                     1.78
    8.    Constellation Brands, Inc.                                       1.70
    9.    Estee Lauder Co.                                                 1.69
   10.    Douglas Emmett, Inc.                                             1.67

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.



8    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

Prices and Distributions | 5/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                           5/31/10                             11/30/09
--------------------------------------------------------------------------------
       A                              $9.84                               $8.95
--------------------------------------------------------------------------------
       B                              $9.45                               $8.63
--------------------------------------------------------------------------------
       C                              $9.46                               $8.64
--------------------------------------------------------------------------------

Distributions per Share: 12/1/09-5/31/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Net
                      Investment              Short-Term             Long-Term
      Class             Income               Capital Gains         Capital Gains
--------------------------------------------------------------------------------
       A                 $ --                  $ --                   $ --
--------------------------------------------------------------------------------
       B                 $ --                  $ --                   $ --
--------------------------------------------------------------------------------
       C                 $ --                  $ --                   $ --
--------------------------------------------------------------------------------



             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     9

Performance Update | 5/31/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.

Average Annual Total Returns
(As of May 31, 2010)
--------------------------------------------------------------------------------
                                     Net Asset         Public Offering
Period                               Value (NAV)       Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                             2.43%             1.33%
5 Years                               2.45              1.23
--------------------------------------------------------------------------------
1 Year                               25.67             18.14
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
--------------------------------------------------------------------------------
                                     Gross             Net
--------------------------------------------------------------------------------
                                      2.31%             1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Equity
               Opportunity Fund          Russell 2500 Index

12/04                9,425                     10,000
 5/05                9,292                      9,810
 5/06               10,607                     11,488
 5/07               14,077                     13,897
 5/08               12,689                     12,737
 5/09                8,344                      8,476
 5/10               10,486                     11,449

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

Performance Update | 5/31/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of May 31, 2010)
--------------------------------------------------------------------------------
                                          If              If
Period                                    Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                                  1.57%           1.57%
5 Years                                    1.56            1.56
--------------------------------------------------------------------------------
1 Year                                    24.67           20.67
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                           3.10%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Equity
               Opportunity Fund          Russell 2500 Index

12/04               10,000                     10,000
 5/05                9,834                      9,810
 5/06               11,132                     11,488
 5/07               14,645                     13,897
 5/08               13,075                     12,737
 5/09                8,524                      8,476
 5/10               10,627                     11,449

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     11

Performance Update | 5/31/10                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

Average Annual Total Returns
(As of May 31, 2010)
--------------------------------------------------------------------------------
                                          If              If
Period                                    Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                                  1.59%           1.59%
5 Years                                    1.60            1.60
--------------------------------------------------------------------------------
1 Year                                    24.64           24.64
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                           3.03%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Equity
               Opportunity Fund          Russell 2500 Index

12/04               10,000                     10,000
 5/05                9,824                      9,810
 5/06               11,132                     11,488
 5/07               14,656                     13,897
 5/08               13,085                     12,737
 5/09                8,535                      8,476
 5/10               10,637                     11,449

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from December 1, 2009 through May 31, 2010.


--------------------------------------------------------------------------------
Share Class                             A                B                C
--------------------------------------------------------------------------------
Beginning Account Value             $1,000.00        $1,000.00        $1,000.00
on 12/1/09
--------------------------------------------------------------------------------
Ending Account Value                $1,099.40        $1,095.00        $1,094.90
(after expenses)
on 5/31/10
--------------------------------------------------------------------------------
Expenses Paid During Period*        $    6.54        $   11.23        $   11.23
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2009 through May 31, 2010.


--------------------------------------------------------------------------------
Share Class                             A                B                C
--------------------------------------------------------------------------------
Beginning Account Value             $1,000.00        $1,000.00        $1,000.00
on 12/1/09
--------------------------------------------------------------------------------
Ending Account Value                $1,018.70        $1,014.21        $1,014.21
(after expenses)
on 5/31/10
--------------------------------------------------------------------------------
Expenses Paid During Period*        $    6.29        $   10.80        $   10.80
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

Schedule of Investments | 5/31/10 (unaudited)


---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
            COMMON STOCKS -- 99.5%
            ENERGY -- 7.4%
            Coal & Consumable Fuels -- 1.0%
  6,100     Consol Energy, Inc.                                 $   222,528
---------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 1.5%
 52,600     Newpark Resources, Inc.*                            $   337,692
---------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 4.9%
  5,200     Cabot Oil & Gas Corp.                               $   180,388
  2,000     Concho Resources, Inc.*                                 104,100
 15,000     EXCO Resources, Inc.                                    258,750
 15,200     Southwestern Energy Co.*                                571,672
                                                                -----------
                                                                $ 1,114,910
                                                                -----------
            Total Energy                                        $ 1,675,130
---------------------------------------------------------------------------
            MATERIALS -- 4.6%
            Construction Materials -- 1.2%
  3,000     Martin Marietta Materials, Inc. (b)                 $   279,690
---------------------------------------------------------------------------
            Fertilizers & Agricultural Chemicals -- 0.3%
  1,200     Monsanto Co.                                        $    61,044
---------------------------------------------------------------------------
            Metal & Glass Containers -- 1.2%
 11,480     Crown Holdings, Inc.*                               $   269,895
---------------------------------------------------------------------------
            Paper Packaging -- 1.9%
 20,800     Temple-Inland, Inc.                                 $   439,504
                                                                -----------
            Total Materials                                     $ 1,050,133
---------------------------------------------------------------------------
            CAPITAL GOODS -- 15.8%
            Aerospace & Defense -- 2.0%
  7,200     Aerovironment, Inc.*(b)                             $   180,288
  2,300     Precision Castparts Corp.                               268,410
                                                                -----------
                                                                $   448,698
---------------------------------------------------------------------------
            Construction & Engineering -- 2.8%
  4,700     Aecom Technology Corp.*                             $   119,286
 23,400     KBR, Inc.                                               514,332
                                                                -----------
                                                                $   633,618
---------------------------------------------------------------------------
            Electrical Components & Equipment -- 1.3%
  7,385     AMETEK, Inc.                                        $   299,831
---------------------------------------------------------------------------
            Industrial Conglomerates -- 1.9%
  2,600     Carlisle Co., Inc.                                  $   101,114
 15,900     Textron, Inc.                                           328,176
                                                                -----------
                                                                $   429,290
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     15

---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
            Industrial Machinery -- 6.3%
  5,400     Crane Co.                                           $   175,662
  3,000     Danaher Corp.                                           238,140
 12,841     Kennametal, Inc.                                        362,245
  7,500     Snap-On, Inc.                                           331,500
  5,450     SPX Corp.                                               322,095
                                                                -----------
                                                                $ 1,429,642
---------------------------------------------------------------------------
            Trading Companies & Distributors -- 1.5%
  3,400     W.W. Grainger, Inc.                                 $   345,950
                                                                -----------
            Total Capital Goods                                 $ 3,587,029
---------------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 2.7%
            Auto Parts & Equipment -- 1.4%
  2,800     Lear Corp.*                                         $   189,476
  2,000     Magna International, Inc.*                              134,980
                                                                -----------
                                                                $   324,456
---------------------------------------------------------------------------
            Motorcycle Manufacturers -- 0.8%
  5,600     Harley-Davidson, Inc.                               $   169,176
---------------------------------------------------------------------------
            Tires & Rubber -- 0.5%
  6,500     Cooper Tire & Rubber Co.                            $   122,915
                                                                -----------
            Total Automobiles & Components                      $   616,547
---------------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 3.2%
            Apparel, Accessories & Luxury Goods -- 1.7%
  9,700     Hanesbrands, Inc.*                                  $   264,616
  4,200     True Religion Apparel, Inc.*(b)                         115,962
                                                                -----------
                                                                $   380,578
---------------------------------------------------------------------------
            Homebuilding -- 1.1%
 12,200     Toll Brothers, Inc.*                                $   257,054
---------------------------------------------------------------------------
            Leisure Products -- 0.4%
  5,000     Brunswick Corp.*(b)                                 $    87,350
                                                                -----------
            Total Consumer Durables & Apparel                   $   724,982
---------------------------------------------------------------------------
            CONSUMER SERVICES -- 2.8%
            Hotels, Resorts & Cruise Lines -- 1.2%
 11,400     Wyndham Worldwide Corp.                             $   269,040
---------------------------------------------------------------------------
            Restaurants -- 1.6%
 16,200     Jack In The Box, Inc.*                              $   363,528
                                                                -----------
            Total Consumer Services                             $   632,568
---------------------------------------------------------------------------
            MEDIA -- 1.4%
            Advertising -- 1.4%
 38,600     The Interpublic Group of Companies, Inc.*           $   322,310
                                                                -----------
            Total Media                                         $   322,310
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
            RETAILING -- 4.3%
            Apparel Retail -- 2.1%
  6,400     Abercrombie & Fitch Co.                             $   229,312
  9,690     The Limited Brands, Inc.                                240,893
                                                                -----------
                                                                $   470,205
---------------------------------------------------------------------------
            Computer & Electronics Retail -- 0.4%
  4,300     Gamestop Corp.*                                     $    97,997
---------------------------------------------------------------------------
            Specialty Stores -- 1.8%
 13,700     Hibbett Sporting Goods, Inc.*(b)                    $   353,049
  5,400     MarineMax, Inc.*                                         54,648
                                                                -----------
                                                                $   407,697
                                                                -----------
            Total Retailing                                     $   975,899
---------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 4.8%
            Distillers & Vintners -- 1.7%
 23,100     Constellation Brands, Inc.*                         $   384,846
---------------------------------------------------------------------------
            Packaged Foods & Meats -- 1.9%
  4,900     Green Mountain Coffee Roasters, Inc.*               $   115,885
  8,000     McCormick & Co., Inc.                                   308,560
                                                                -----------
                                                                $   424,445
---------------------------------------------------------------------------
            Soft Drinks -- 1.2%
 52,200     Heckmann Corp.*(b)                                  $   278,748
                                                                -----------
            Total Food, Beverage & Tobacco                      $ 1,088,039
---------------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 3.5%
            Personal Products -- 3.5%
 14,700     Alberto-Culver Co. (Class B)                        $   404,544
  6,600     Estee Lauder Co.                                        384,582
                                                                -----------
                                                                $   789,126
                                                                -----------
            Total Household & Personal Products                 $   789,126
---------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 5.0%
            Health Care Equipment -- 2.8%
 19,600     Abiomed, Inc.*(b)                                   $   191,100
  4,500     Covidien, Ltd.                                          190,755
  3,400     Hospira, Inc.*                                          177,004
  3,000     Young Innovations, Inc.                                  72,810
                                                                -----------
                                                                $   631,669
---------------------------------------------------------------------------
            Health Care Services -- 0.5%
  4,700     Omnicare, Inc.                                      $   118,017
---------------------------------------------------------------------------
            Health Care Supplies -- 1.7%
  4,000     AGA Medical Holdings, Inc.*(b)                      $    56,240
  9,570     Inverness Medical Innovations, Inc.*(b)                 333,132
                                                                -----------
                                                                $   389,372
                                                                -----------
            Total Health Care Equipment & Services              $ 1,139,058
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     17

---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 2.8%
            Biotechnology -- 1.0%
  2,200     Alexion Pharmaceuticals, Inc.*                      $   110,066
  8,700     Incyte Genomics, Inc.*(b)                               112,143
                                                                -----------
                                                                $   222,209
---------------------------------------------------------------------------
            Life Sciences Tools & Services -- 0.6%
  2,410     Thermo Fisher Scientific, Inc.*                     $   125,465
---------------------------------------------------------------------------
            Pharmaceuticals -- 1.2%
  2,900     Allergan, Inc.                                      $   174,551
  4,200     Ardea Biosciences, Inc.*                                105,126
                                                                -----------
                                                                $   279,677
                                                                -----------
            Total Pharmaceuticals & Biotechnology               $   627,351
---------------------------------------------------------------------------
            BANKS -- 7.3%
            Regional Banks -- 7.3%
  4,900     City National Corp.                                 $   282,632
 20,600     Columbia Banking System, Inc.                           459,998
 24,000     National Penn Bancshares, Inc.                          167,760
  7,800     Signature Bank Corp.*                                   295,152
 18,000     TCF Financial Corp.                                     290,520
  8,500     Texas Capital Bancshares, Inc.*                         155,295
                                                                -----------
                                                                $ 1,651,357
                                                                -----------
            Total Banks                                         $ 1,651,357
---------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 3.5%
            Consumer Finance -- 1.0%
 11,000     First Cash Financial Services, Inc.*                $   231,330
---------------------------------------------------------------------------
            Investment Banking & Brokerage -- 2.5%
 14,600     Lazard, Ltd.                                        $   460,484
  6,400     TD Ameritrade Holding Corp.*                            113,472
                                                                -----------
                                                                $   573,956
                                                                -----------
            Total Diversified Financials                        $   805,286
---------------------------------------------------------------------------
            INSURANCE -- 5.7%
            Insurance Brokers -- 1.0%
 10,300     Marsh & McLennan Co., Inc.                          $   224,643
---------------------------------------------------------------------------
            Life & Health Insurance -- 1.6%
 16,000     Unum Group                                          $   369,600
---------------------------------------------------------------------------
            Property & Casualty Insurance -- 0.7%
  9,613     Assured Guaranty, Ltd.                              $   161,498
---------------------------------------------------------------------------
            Reinsurance -- 2.4%
  4,900     Partnerre, Ltd.*                                    $   357,455
  3,200     Renaissancere Holdings, Ltd.                            172,992
                                                                -----------
                                                                $   530,447
                                                                -----------
            Total Insurance                                     $ 1,286,188
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
            REAL ESTATE -- 6.9%
            Industrial Real Estate Investment Trusts -- 1.5%
 24,000     First Potomac Realty Trust                          $   352,800
---------------------------------------------------------------------------
            Office Real Estate Investment Trusts -- 3.5%
  2,700     Alexandria Real Estate Equities, Inc.               $   177,066
 14,200     BioMed Property Trust, Inc.                             241,542
 24,500     Douglas Emmett, Inc.                                    379,260
                                                                -----------
                                                                $   797,868
---------------------------------------------------------------------------
            Retail Real Estate Investment Trusts -- 1.9%
 61,700     Cedar Shopping Centers, Inc.                        $   423,879
                                                                -----------
            Total Real Estate                                   $ 1,574,547
---------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 5.8%
            Application Software -- 2.4%
  5,500     Ansys, Inc.*                                        $   240,515
 18,300     Nuance Communications, Inc.*(b)                         311,741
                                                                -----------
                                                                $   552,256
---------------------------------------------------------------------------
            Data Processing & Outsourced Services -- 1.1%
  6,400     Hewitt Associates, Inc.*                            $   238,400
---------------------------------------------------------------------------
            Home Entertainment Software -- 1.1%
 22,400     Take-Two Interactive Software, Inc.*(b)             $   259,168
---------------------------------------------------------------------------
            Systems Software -- 1.2%
  7,300     Rovi Corp.*(b)                                      $   272,582
                                                                -----------
            Total Software & Services                           $ 1,322,406
---------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 3.4%
            Communications Equipment -- 1.0%
  8,200     Riverbed Technology, Inc.*                          $   219,186
---------------------------------------------------------------------------
            Computer Storage & Peripherals -- 1.1%
  4,000     Netapp, Inc.*                                       $   150,720
  8,600     Netezza Corp.*(b)                                       112,058
                                                                -----------
                                                                $   262,778
---------------------------------------------------------------------------
            Electronic Equipment & Instruments -- 1.3%
 10,100     Flir Systems, Inc.*                                 $   287,749
                                                                -----------
            Total Technology Hardware & Equipment               $   769,713
---------------------------------------------------------------------------
            SEMICONDUCTORS -- 3.3%
  6,600     Analog Devices, Inc.                                $   192,522
 30,800     Atmel Corp.*                                            157,234
 13,400     Micron Technology, Inc.*                                121,806
 38,200     ON Semiconductor Corp.*                                 279,242
                                                                -----------
                                                                $   750,804
                                                                -----------
            Total Semiconductors                                $   750,804
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     19

---------------------------------------------------------------------------
 Shares                                                        Value
---------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 1.3%
            Integrated Telecommunication Services -- 1.3%
 27,000     Windstream Corp.                                   $   288,090
                                                               -----------
            Total Telecommunication Services                   $   288,090
---------------------------------------------------------------------------
            UTILITIES -- 4.0%
            Gas Utilities -- 0.4%
  2,400     EQT Corp.                                          $    94,056
---------------------------------------------------------------------------
            Multi-Utilities -- 3.6%
 15,600     CMS Energy Corp.                                   $   229,085
  7,200     Public Service Enterprise Group, Inc.                  220,536
  4,299     Sempra Energy                                          197,754
  3,500     Wisconsin Energy Corp.                                 171,500
                                                               -----------
                                                               $   818,875
                                                               -----------
            Total Utilities                                    $   912,931
---------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $20,193,137)                                 $22,589,494
---------------------------------------------------------------------------
            EXCHANGE TRADED FUND -- 0.4%
            MATERIALS -- 0.4%
            Precious Metals & Minerals -- 0.4%
  2,000     Market Vectors Gold Miners                         $    99,720
---------------------------------------------------------------------------
            TOTAL EXCHANGE TRADED FUND
            (Cost $73,057)                                     $    99,720
---------------------------------------------------------------------------
Principal
Amount ($)
---------------------------------------------------------------------------
            TEMPORARY CASH INVESTMENTS -- 8.0%
            Securities Lending Collateral -- 8.0% (c)
            Certificates of Deposit:
 46,315     Bank of Nova Scotia, 0.2%, 6/1/10                  $    46,315
 51,233     Barclays, 0.30%, 7/23/10                                51,233
 51,233     BBVA NY, 0.265%, 6/1/10                                 51,233
 15,576     BNP Paribas, 0.70%, 6/4/10                              15,576
 56,357     CBA Financial, 0.27%, 1/3/11                            56,357
 51,233     Deutschebank, 0.30%, 7/19/10                            51,233
 30,740     DnB NOR Bank ASA NY, 0.49%, 8/26/10                     30,740
 51,234     Rabobank Nederland NY, 0.23%, 7/6/10                    51,234
 51,233     Royal Bank of Canada, 0.26%, 1/21/11                    51,233
 51,233     Svenska NY, 0.265%, 7/19/10                             51,233
                                                               -----------
                                                               $   456,387
---------------------------------------------------------------------------
            Commercial Paper:
 20,493     American Honda Finance, 0.37%, 4/15/11             $    20,493
 30,740     American Honda Finance, 0.31%, 5/4/11                   30,740
  6,778     Caterpillar Financial Services, 0.34%, 8/20/10           6,778
 25,615     CBAPP, 0.20%, 6/7/10                                    25,615
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

---------------------------------------------------------------------------
Principal
Amount $                                                        Value
---------------------------------------------------------------------------
            Commercial Paper -- (continued)
 51,219     CLIPPR, 0.28%, 7/2/10                               $    51,219
 25,596     PARFIN, 0.39%, 8/11/10                                   25,596
 40,941     CHARFD, 0.46%, 8/23/10                                   40,941
 21,314     FAIRPP, 0.50%, 8/16/10                                   21,314
 46,349     CME, Inc., 0.90%, 8/6/10                                 46,349
  5,584     GE Capital Corp., 0.31%, 10/6/10                          5,584
  5,546     GE Capital Corp., 0.35%, 10/21/10                         5,546
 15,375     GE Capital Corp., 0.43%, 8/20/10                         15,375
 25,613     GE, 0.30%, 1/26/11                                       25,613
  5,118     GE Capital Corp., 0.33%, 6/6/11                           5,118
  5,713     John Deere Capital Corp., 0.33%, 7/16/10                  5,713
 43,338     JPMorgan Chase & Co., 0.57%, 9/24/10                     43,338
 20,485     NABPP, 0.28%, 7/19/10                                    20,485
 58,087     Santander, 0.30%, 7/23/10                                58,087
 51,218     SOCNAM, 0.28%, 7/6/10                                    51,218
 35,853     SRCPP, 0.26%, 7/7/11                                     35,853
 20,493     STRAIT, 0.20%, 6/2/10                                    20,493
 25,615     TB LLC, 0.23%, 6/9/10                                    25,615
 24,707     TB LLC, 0.43%, 8/9/10                                    24,707
 51,233     Toyota Motor Credit Corp., 0.23%, 1/10/11                51,233
  5,124     US Bancorp, 0.66%, 6/4/10                                 5,124
 51,209     VARFUN, 0.29%, 7/26/10                                   51,209
 30,742     Wachovia, 0.36%, 3/22/11                                 30,742
 14,397     Wal-Mart Stores, Inc., 0.22%, 7/1/10                     14,397
 20,489     WFC, 0.33%, 12/2/10                                      20,489
 51,233     WESTPAC, 0.32%, 11/5/10                                  51,233
                                                                -----------
                                                                $   836,217
---------------------------------------------------------------------------
            Tri-party Repurchase Agreements:
219,535     Barclays, 0.20%, 6/1/10                             $   219,535
153,699     Deutsche Bank, 0.20%, 6/1/10                            153,699
153,699     RBS Securities, Inc., 0.21%, 6/1/10                     153,699
                                                                -----------
                                                                $   526,933
                                                                -----------
            Total Securities Lending Collateral                 $ 1,819,537
---------------------------------------------------------------------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $1,819,537)                                   $ 1,819,537
---------------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 107.9%
            (Cost $22,085,731)(a)                               $24,508,751
---------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (7.9)%              $(1,797,538)
---------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                          $22,711,213
===========================================================================

*     Non-income producing security.

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     21

(a) At May 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $22,440,696 was as follows:


        Aggregate gross unrealized gain for all investments in which there is an
          excess of value over tax cost                                              $3,004,860
        Aggregate gross unrealized loss for all investments in which there is an
          excess of tax cost over value                                                (936,805)
                                                                                     ----------
        Net unrealized gain                                                          $2,068,055
                                                                                     ==========

(b)   At May 31, 2010, the following securities were out on loan:

--------------------------------------------------------------------------------
      Shares      Description                                         Value
--------------------------------------------------------------------------------
       18,900     Abiomed, Inc.*                                      $  184,275
        6,983     Aerovironment, Inc.*                                   174,854
        3,000     AGA Medical Holdings, Inc.*                             42,180
        1,000     Brunswick Corp.*                                        17,470
       19,700     Heckmann Corp.*                                        105,198
        2,000     Hibbett Sporting Goods, Inc. *                          51,540
        8,000     Incyte Genomics, Inc.*                                 103,120
        2,000     Inverness Medical Innovations, Inc.*                    69,620
        2,900     Martin Marietta Materials, Inc.                        270,367
        8,500     Netezza Corp.*                                         110,755
        8,000     Nuance Communications, Inc.*                           136,320
        6,500     Rovi Corp.*                                            242,710
       10,800     Take-Two Interactive Software, Inc.*                   124,956
        4,100     True Religion Apparel, Inc.*                           113,201
--------------------------------------------------------------------------------
                  Total                                               $1,746,566
================================================================================

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2010 aggregated $8,696,056 and $10,421,926, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.


22    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets:

------------------------------------------------------------------------------------------
                                Level 1          Level 2         Level 3       Total
------------------------------------------------------------------------------------------
 Common Stocks                  $22,589,494      $       --      $--           $22,589,494
 Exchange Traded Fund                99,720              --       --                99,720
 Temporary Cash Investments              --       1,819,537       --             1,819,537
------------------------------------------------------------------------------------------
  Total                         $22,689,214      $1,819,537      $--           $24,508,751
==========================================================================================

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     23

Statement of Assets and Liabilities | 5/31/10 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $1,746,566)
   (cost $22,085,731)                                                     $24,508,751
  Cash                                                                         39,070
  Receivables --
   Investment securities sold                                                 159,334
   Fund shares sold                                                             2,756
   Dividends                                                                   19,149
   Due from Pioneer Investment Management, Inc.                                14,307
  Other                                                                        28,187
-------------------------------------------------------------------------------------
     Total assets                                                         $24,771,554
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $   143,939
   Fund shares repurchased                                                     48,353
   Upon return of securities loaned                                         1,819,537
  Due to affiliates                                                            13,550
  Accrued expenses                                                             34,962
-------------------------------------------------------------------------------------
     Total liabilities                                                    $ 2,060,341
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $33,457,050
  Accumulated net investment loss                                             (38,175)
  Accumulated net realized loss on investments                            (13,130,682)
  Net unrealized gain on investments                                        2,423,020
-------------------------------------------------------------------------------------
     Total net assets                                                     $22,711,213
-------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $14,147,272/1,437,919 shares)                         $      9.84
  Class B (based on $2,945,597/311,868 shares)                            $      9.45
  Class C (based on $5,618,344/593,911 shares)                            $      9.46
MAXIMUM OFFERING PRICE:
  Class A ($9.84 [divided by] 94.25%)                                     $     10.44
=====================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

Statement of Operations (unaudited)

For the Six Months Ended 5/31/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $54)         $  143,431
  Interest                                                         63
  Income from securities loaned, net                            1,370
---------------------------------------------------------------------------------------
     Total investment income                                                 $  144,864
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $   89,015
  Transfer agent fees and expenses
   Class A                                                     26,593
   Class B                                                      8,155
   Class C                                                     10,270
  Distribution fees
   Class A                                                     18,168
   Class B                                                     15,947
   Class C                                                     30,068
  Shareholder communications expense                            9,912
  Administrative reimbursements                                 3,549
  Custodian fees                                                3,642
  Registration fees                                            18,994
  Professional fees                                            28,463
  Printing expense                                             13,312
  Fees and expenses of nonaffiliated trustees                   2,946
  Miscellaneous                                                 2,600
---------------------------------------------------------------------------------------
     Total expenses                                                          $  281,634
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (91,866)
---------------------------------------------------------------------------------------
     Net expenses                                                            $  189,768
---------------------------------------------------------------------------------------
       Net investment loss                                                   $  (44,904)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                             $1,727,987
   Other assets and liabilities denominated in
     foreign currencies                                        (1,675)       $1,726,312
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                               $  417,749
---------------------------------------------------------------------------------------
  Net gain on investments                                                    $2,144,061
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $2,099,157
=======================================================================================

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     25

Statements of Changes in Net Assets

For the Six Months Ended 5/31/10 and the Year Ended 11/30/09, respectively

---------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                5/31/10           Year Ended
                                                                (unaudited)       11/30/09
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                             $   (44,904)      $      (759)
Net realized gain (loss) on investments and foreign currency
  transactions                                                    1,726,312        (4,490,041)
Change in net unrealized gain on investments and foreign
  currency transactions                                             417,749        10,241,420
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations         $ 2,099,157       $ 5,750,620
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $ 3,698,691       $ 3,692,660
Cost of shares repurchased                                       (5,906,999)       (8,138,769)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                               $(2,208,308)      $(4,446,109)
---------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                        $  (109,151)      $ 1,304,511
NET ASSETS:
Beginning of period                                              22,820,364        21,515,853
---------------------------------------------------------------------------------------------
End of period                                                   $22,711,213       $22,820,364
---------------------------------------------------------------------------------------------
Undistributed (accumulated) net investment income (loss)        $   (38,175)      $     6,729
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


26    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

-------------------------------------------------------------------------------------------
                             '10 Shares        '10 Amount      '09 Shares       '09 Amount
                            (unaudited)       (unaudited)
-------------------------------------------------------------------------------------------
Class A
Shares sold                     272,246       $2,754,208         328,417        $ 2,571,747
Less shares repurchased        (352,668)      (3,440,733)       (554,216)        (4,152,781)
-------------------------------------------------------------------------------------------
   Net decrease                 (80,422)      $ (686,525)       (225,799)       $(1,581,034)
===========================================================================================
Class B
Shares sold                      23,931       $  236,439          71,112        $   511,532
Less shares repurchased         (84,097)        (793,798)       (208,370)        (1,478,475)
-------------------------------------------------------------------------------------------
   Net decrease                 (60,166)      $ (557,359)       (137,258)       $  (966,943)
===========================================================================================
Class C
Shares sold                      71,640       $  708,044          85,287        $   609,381
Less shares repurchased        (175,365)      (1,672,468)       (348,144)        (2,507,513)
-------------------------------------------------------------------------------------------
   Net decrease                (103,725)      $ (964,424)       (262,857)       $(1,898,132)
===========================================================================================

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     27

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         Six Months
                                                                                         Ended
                                                                                         5/31/10       Year Ended    Year Ended
                                                                                         (unaudited)   11/30/09      11/30/08
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                     $  8.95       $  6.78       $ 12.59
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                            $ (0.00)(d)   $  0.03(c)    $  0.04
 Net realized and unrealized gain (loss) on investments                                     0.89          2.14         (5.84)
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $  0.89       $  2.17       $ (5.80)
Distribution to shareowners
 Net investment income                                                                        --            --            --
 Net realized gain                                                                            --            --         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                              $  0.89       $  2.17       $ (5.81)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $  9.84       $  8.95       $  6.78
================================================================================================================================
Total return*                                                                               9.94%        32.01%       (46.09)%
Ratio of net expenses to average net assets+                                                1.25%**       1.25%         1.26%
Ratio of net investment income (loss) to average net assets+                               (0.02)%**      0.37%         0.24%
Portfolio turnover rate                                                                       76%**        110%           96%
Net assets, end of period (in thousands)                                                 $14,147       $13,583       $11,817
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                               2.08%**       2.31%         1.69%
 Net investment income (loss)                                                              (0.85)%**     (0.69)%       (0.19)%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                               1.25%**       1.25%         1.25%
 Net investment income (loss)                                                              (0.02)%**      0.37%         0.25%
================================================================================================================================


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     12/1/04 (a)
                                                                                         Year Ended    Year Ended    to
                                                                                         11/30/07      11/30/06      11/30/05
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                     $ 12.51       $ 10.95       $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                            $ (0.02)      $  0.05       $  0.05
 Net realized and unrealized gain (loss) on investments                                     1.32          2.14          0.90
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $  1.30       $  2.19       $  0.95
Distribution to shareowners
 Net investment income                                                                        --         (0.09)           --
 Net realized gain                                                                         (1.22)        (0.54)           --
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                              $  0.08       $  1.56       $  0.95
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 12.59       $ 12.51       $ 10.95
================================================================================================================================
Total return*                                                                              10.73%        20.26%         9.50%(b)
Ratio of net expenses to average net assets+                                                1.26%         1.25%         1.25%**
Ratio of net investment income (loss) to average net assets+                               (0.19)%        0.48%         0.65%**
Portfolio turnover rate                                                                       94%           64%            8%(b)
Net assets, end of period (in thousands)                                                 $47,515       $25,549       $21,996
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                               1.38%         1.58%         1.78%**
 Net investment income (loss)                                                              (0.31)%        0.15%         0.12%**
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                               1.25%         1.25%         1.25%**
 Net investment income (loss)                                                              (0.18)%        0.48%         0.65%**
================================================================================================================================

The accompanying notes are an integral part of these financial statements.

(a) Class A shares were first publicly offered on December 1, 2004.
(b) Not annualized.
(c) The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(d) Amount rounds to less than $0.01 or $(0.01) per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        Six Months
                                                                                        Ended
                                                                                        5/31/10        Year Ended    Year Ended
                                                                                        (unaudited)    11/30/09      11/30/08
--------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                     $ 8.63        $ 6.59        $12.36
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                     $(0.05)       $(0.04)       $(0.09)
 Net realized and unrealized gain (loss) on investments                                    0.87          2.08         (5.67)
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $ 0.82        $ 2.04        $(5.76)
Distribution to shareowners
 Net realized gain                                                                           --            --         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                               $ 0.82        $ 2.04        $(5.77)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 9.45        $ 8.63        $ 6.59
================================================================================================================================
Total return*                                                                              9.50%        30.96%       (46.62)%
Ratio of net expenses to average net assets+                                               2.15%**       2.15%         2.16%
Ratio of net investment loss to average net assets+                                       (0.93)%**     (0.49)%       (0.64)%
Portfolio turnover rate                                                                      76%**        110%           96%
Net assets, end of period (in thousands)                                                 $2,946        $3,209        $3,357
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                              2.94%**       3.10%         2.54%
 Net investment loss                                                                      (1.72)%**     (1.44)%       (1.02)%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                              2.15%**       2.15%         2.15%
 Net investment loss                                                                      (0.93)%**     (0.49)%       (0.63)%
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     12/1/04 (a)
                                                                                         Year Ended    Year Ended    to
                                                                                         11/30/07      11/30/06      11/30/05
--------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                     $ 12.41       $10.88        $10.00
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                     $ (0.10)      $(0.04)       $(0.01)
 Net realized and unrealized gain (loss) on investments                                     1.27         2.11          0.89
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $  1.17       $ 2.07        $ 0.88
Distribution to shareowners
 Net realized gain                                                                         (1.22)       (0.54)           --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                               $ (0.05)      $ 1.53        $ 0.88
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 12.36       $12.41        $10.88
================================================================================================================================
Total return*                                                                               9.77%       19.15%         8.80%(b)
Ratio of net expenses to average net assets+                                                2.16%        2.09%         2.04%**
Ratio of net investment loss to average net assets+                                        (1.09)%      (0.37)%       (0.12)%**
Portfolio turnover rate                                                                       94%          64%            8%(b)
Net assets, end of period (in thousands)                                                 $11,575       $5,813        $4,483
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                               2.19%        2.41%         2.53%**
 Net investment loss                                                                       (1.12)%      (0.69)%       (0.61)%**
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                               2.15%        2.08%         2.04%**
 Net investment loss                                                                       (1.08)%      (0.36)%       (0.12)%**
================================================================================================================================

(a) Class B shares were first publicly offered on December 1, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     29

                                                                                         Six Months
                                                                                         Ended
                                                                                         5/31/10       Year Ended    Year Ended
                                                                                         (unaudited)   11/30/09      11/30/08
Class C
Net asset value, beginning of period                                                     $ 8.64        $ 6.60        $12.37
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                     $(0.05)       $(0.04)       $(0.10)
 Net realized and unrealized gain (loss) on investments                                    0.87          2.08         (5.66)
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $ 0.82        $ 2.04        $(5.76)
Distribution to shareowners
 Net realized gain                                                                           --            --         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                               $ 0.82        $ 2.04        $(5.77)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 9.46        $ 8.64        $ 6.60
================================================================================================================================
Total return*                                                                              9.49%        30.91%       (46.59)%
Ratio of net expenses to average net assets+                                               2.15%**       2.15%         2.16%
Ratio of net investment loss to average net assets+                                       (0.94)%**     (0.51)%       (0.65)%
Portfolio turnover rate                                                                      76%**        110%           96%
Net assets, end of period (in thousands)                                                 $5,618        $6,028        $6,342
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                              2.79%**       3.03%         2.45%
 Net investment loss                                                                      (1.58)%**     (1.39)%       (0.94)%
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                              2.15%**       2.15%         2.15%
 Net investment loss                                                                      (0.94)%**     (0.51)%       (0.64)%
================================================================================================================================

                                                                                                                     12/1/04 (a)
                                                                                         Year Ended    Year Ended    to
                                                                                         11/30/07      11/30/06      11/30/05
Class C
Net asset value, beginning of period                                                     $ 12.42       $ 10.87       $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                     $ (0.11)      $ (0.03)      $ (0.01)
 Net realized and unrealized gain (loss) on investments                                     1.28          2.12          0.88
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $  1.17       $  2.09       $  0.87
Distribution to shareowners
 Net realized gain                                                                         (1.22)        (0.54)           --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                               $ (0.05)      $  1.55       $  0.87
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 12.37       $ 12.42       $ 10.87
================================================================================================================================
Total return*                                                                               9.77%        19.36%         8.70%(b)
Ratio of net expenses to average net assets+                                                2.13%         2.03%         2.01%**
Ratio of net investment loss to average net assets+                                        (1.02)%       (0.30)%       (0.11)%**
Portfolio turnover rate                                                                       94%           64%            8%(b)
Net assets, end of period (in thousands)                                                 $22,498       $16,880       $15,027
Ratios with no waiver of fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                               2.15%         2.35%         2.53%**
 Net investment loss                                                                       (1.04)%       (0.62)%       (0.63)%**
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                               2.12%         2.02%         2.01%**
 Net investment loss                                                                       (1.01)%       (0.29)%       (0.11)%**
================================================================================================================================

(a) Class C shares were first publicly offered on December 1, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

Notes to Financial Statements | 5/31/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers two classes of shares designated as Class A and Class C shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     31

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At May 31, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend


32    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10
   data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax returns for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. There were no distributions paid during the year ended November 30, 2009.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2009:

   ----------------------------------------------------------------------------
                                                                           2009
   ----------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                       $(14,495,300)
   Unrealized depreciation                                            1,650,306
   ----------------------------------------------------------------------------
      Total                                                        $(12,844,994)
   ============================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of partnerships and REIT holdings.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. ("PFD"), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $2,441 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2010.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     33

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required


34    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10
   market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of lender the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended May 31, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2012 for Class A shares and through April 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,907 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities, such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2010, out-of-pocket expenses were as follows:


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     35

-------------------------------------------------------------------------------
Shareholder Communications:
-------------------------------------------------------------------------------
Class A                                                                  $6,585
Class B                                                                     929
Class C                                                                   2,398
-------------------------------------------------------------------------------
   Total                                                                 $9,912
===============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,313 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,330 in distribution fees payable to PFD at May 31, 2010.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2010, CDSCs in the amount of $1,304 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2010, the Fund's expenses were not reduced under such arrangements.


36    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

6. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     37

Trustees, Officers and Service Providers

Trustees                         Officers
John F. Cogan, Jr., Chairman     John F. Cogan, Jr., President
David R. Bock                    Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                     Mark E. Bradley, Treasurer
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


38    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

                           This page for your notes.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     39

                           This page for your notes.

40    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

                           This page for your notes.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     41

                           This page for your notes.

42    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

                           This page for your notes.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10     43

                           This page for your notes.

44    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2010

* Print the name and title of each signing officer under his or her signature.